SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of Qilian International, and its subsidiaries, its VIE and its subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

The ownership structure of the Company, its subsidiaries, VIE and its subsidiaries are in compliance with existing PRC laws and regulations and the contractual arrangements with the VIE and its shareholders are valid and binding. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with its VIE are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. Further we rely on the contractual agreements with Gansu QLS. Under the current contractual agreements, as a legal matter, if Gansu QLS or any of its shareholders fails to perform their respective obligations, we may have to rely on PRC law. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIE is remote based on current facts and circumstances.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and its subsidiaries included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions among the VIE and its subsidiaries, and other entities within the Group are as follows:

	September 30,	September 30,
	2020	2019
ASSETS
Current assets:
Cash and cash equivalents	$5,493,215	$4,594,440
Accounts receivable, net	660,398	603,760
Bank acceptance receivable	11,460,512	5,476,707
Inventories, net	11,994,471	12,522,884
Advances to suppliers, net	465,755	958,005
Other current assets	535,981	813,932
Total current assets	30,610,332	24,969,728
Property and equipment, net	7,395,965	7,665,322
Intangible assets, net	1,881,722	1,834,130
Long-term investment	540,517	539,680
Long term security deposits	179,325	—
Right of use assets-lease	134,511	—
Deferred tax assets	361,250	259,384
Total assets	$41,103,622	$35,268,244
LIABILITIES
Current liabilities:
Bank loans	$7,349,375	$4,903,128
Accounts payable	3,958,804	3,570,148
Advance from customers	3,511,198	1,911,748
Advance from customers - related parties	33,152	2,171
Deferred government grants - current	384,802	391,142
Taxes payable	1,322,354	347,930
Operating lease liabilities, current	22,354	—
Accrued expenses and other payables	1,301,881	531,713
Total current liabilities	17,883,920	11,657,980
Operating lease liabilities, long term	124,406	—
Deferred government grants - noncurrent	722,137	972,338
Total liabilities	18,730,463	12,630,318

	For the year ended
	September 30,
	2020	2019	2018
Net revenue	$46,731,913	$46,096,684	$50,369,013
Net income	$4,936,357	$5,908,479	$5,202,609

	For the Year Ended
	September 30,
	2020	2019	2018
Net cash provided by (used in) operating activities	$4,131,468	$(580,197)	$4,438,015
Net cash used in investing activities	(5,648,762)	(666,629)	(1,386,080)
Net cash provided by financing activities	2,140,503	373,650	(3,116,213)
Effect of exchange rate on cash	275,566	(157,163)	(181,798)
Net increase (decrease) in cash and cash equivalents	$898,775	$(1,030,339)	$(246,076)

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s critical accounting estimates included, but are not limited to: allowance for estimated uncollectible receivables, inventory valuations, impairment of long-lived assets, impairment of intangible assets, and income taxes. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

Risk of Operation in China

The main operation of the Company is located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Technology Innovation and Commodity Risks

The Company’s business faces rapid technological change, and there is a possibility that our competitors may achieve regulatory approval and develop new product candidates before us, which may harm our financial condition and our ability to successfully market or commercialize any of our product candidates.

The development and commercialization of new pharmaceutical products and fertilizers is highly competitive, and both industries currently are characterized by rapidly changing technologies, significant competition and a strong emphasis on intellectual property. We will face competition with respect to our current and future pharmaceutical and fertilizer product candidates from major pharmaceutical and chemical companies in China. Our Heparin and sausage casing products are made from livestock products, which are subject significant risks of the market supply of the raw materials.

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB. As at September 30, 2020 and September 30, 2019, cash of $10,847,959 (RMB 73,801,918) and $3,623,523  (RMB 25,865,791), respectively, is denominated in RMB and is held in PRC.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Other Uncertainties

In early January of 2020, the outbreak of the novel coronavirus, commonly referred to as “COVID‑19”, first found in mainland China, then in Asia and eventually throughout the world, has significantly affected business and other activities within China. China has experienced widespread economic disruption owing to the outbreak of the COVID‑19 coronavirus and stringent government measures to contain it, including nationwide restricting access to provinces and cities, reducing agglomeration activities, and postponing non-essential business activates. The Company shut down the manufacturing of all products, except Oxytetracycline, and stopped all distribution during February 2020. Almost all of our suppliers and customers had different levels of business disruptions as well, therefore we have experienced substantive diminutions in raw material supplies and such prices have increased significantly. As of the date of issuance of these financial statements, the COVID‑19 coronavirus outbreak in China appears to be under control and majority of business activities have resumed under the guidance and support of the government. The Company has resumed manufacturing activities since February 27 2020. Most production lines of the Company have been restored to normal production capacity. However, the extent of future impact to which our operations or those of our third-party vendors and customers, including those customers that distribute to Europe and other jurisdictions outside of mainland China is still considered uncertain as COVID‑19 continues to adversely affect the global economy and the potential for resurgences remain.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.
Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually grants credit to customers with good credit standing with a maximum of 90 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Allowances for obsolescence are also assessed based on expiration dates, as applicable, taking into consideration historical and expected future product sales.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	20–25 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statement of income in other income and expenses.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights, software and license for drug manufacturing (See Note 7). Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life

Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Leases

Leases

On October 1, 2019 the Company adopted Accounting Standards Update (“ASU”) 2016‑02. For all leases that were entered into prior to the effective date of ASC 842, we elected to apply the package of practical expedients. Based on this guidance we will not reassess the following: (1) whether any expired or existing contracts are or contain leases; (2) the lease classification for any expired or existing leases; and (3) initial direct costs for any existing leases. The adoption of Topic 842 resulted in the presentation of approximately $163,000 of operating lease assets and $142,000 operating lease liabilities on the consolidated balance sheet as of October 1, 2019. See Note 12 for additional information.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s consolidated balance sheets. Finance leases are included in property and equipment, net, current portion of obligations under capital leases, and obligations under capital leases, non-current on our consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

Long-Term Investment

Long-Term Investment

Investments in entity in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting. Under the equity method, the Company initially records its investment at cost and the difference between the cost and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no indicators of impairment of long lived assets as of September 30, 2020 and September 30, 2019.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, VIE and VIE’s subsidiaries, non-controlling interests represent a minority shareholder’s 1.703% ownership interest in Gansu QLS, 28.25% ownership interest in Chengdu QLS as of September 30, 2020, and 1.703% ownership interest in Gansu QLS, 28.25% ownership interest in Chengdu QLS and 25% ownership interest in Ahan as of September 30, 2019.

In November 2018, the Company subscribed 25% of Ahan’s registered capital, RMB 250,000, which were transferred from one of its non-controlling interest holders. The transaction resulted that the ownership interest of minority shareholders in Ahan reduced from 50% as of September 30, 2018 to 25% of as of September 30, 2019. In November 2019, the Company subscribed the remaining 25% of Ahan’s registered capital, RMB 250,000, which were transferred from its non-controlling interest holder. The transaction resulted that Ahan became a wholly owned subsidiary of the Company. The fair value of non controlling interest acquired is immaterial to the financial statements.

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	September 30,	September 30,
	2020	2019
Gansu QLS	$387,420	$298,322
Chengdu QLS	2,355,853	2,448,765
Ahan	—	(2,511)
Total	$2,743,273	$2,744,576

Non-controlling interest in the equity of a subsidiary is reported in equity in the consolidated balance sheets. Net income and losses attributable to the non-controlling interest is reported as described above in the consolidated statement of income and comprehensive income.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To perform revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps:

(i)	identification of the promised goods or services in the contract;
(ii)	determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;
(iii)	measurement of the transaction price, including the constraint on variable consideration;
(iv)	allocation of the transaction price to the performance obligations based on estimated selling prices; and
(v)

recognition of revenue when (or as) we satisfy each performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASC 606.

The majority of our contracts have one single performance obligation as the promise to transfer the individual goods is not separately identifiable from other promises in the contracts and are, therefore, not distinct. The Company’s revenue streams are recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. Our products are sold with no right of return and we do not provide other credits or sales incentives, which are accounted for as variable consideration. Sales taxes invoiced to customers and remitted to government authorities are excluded from net sales.

The contract assets and contract liabilities are recorded on the consolidated balance sheets as accounts receivable and advance from customers as of September 30, 2020 and September 30, 2019.

Refer to Note 15 for disaggregated revenue information.

Government grants

Government grants

Government grants are recognized when there is reasonable assurance that the attached conditions will be complied with. When the grant relates to an expense item, it is recognized in the consolidated statements of income and comprehensive income over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of income and comprehensive income in proportion to the depreciation of the related assets. Government grants received for the year ended September 30, 2020 and 2019 were $764,962 and $360,169, respectively. Grant income recognized for the year ended September 30, 2020 and 2019 were $1,079,200 and $680,151, respectively, included in other income within the consolidated statement of income and comprehensive income. As of September 30, 2020 and 2019, the deferred government grants were $1,106,939 and $1,363,480, respectively. The weighted average remaining periods for the government grant to be recognized were 4.36 years and 4.49 years, respectively.

Research and development expenses

Research and development expenses

The Company expenses all internal research costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, including manufacturing costs, facility costs of the research center, and amortization, depreciation of intangible assets and property, plant and equipment used in the research and development activities. For the year ended September 30, 2020 and 2019, total research and development expense were approximately $54,000 and $44,000, respectively, which were recorded in general and administrative expenses in the consolidated statement of income and comprehensive income.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company does not believe that there were any uncertain tax positions at September 30, 2020 and 2019.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. Our financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in statement of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2020	September 30, 2019	September 30, 2028

Year-end spot rate	US$1=RMB 6.8033	US$1=RMB 7.1383	US$1=RMB 6.8683

Average rate	US$1=RMB 7.0077	US$1=RMB 6.8767	US$1=RMB 6.5400

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company records its financial assets and liabilities in accordance with the framework for measuring fair value in accordance with U.S GAAP. This framework establishes a fair value hierarchy that prioritizes the inputs used to measure fair value:

Level 1: Quoted prices for identical instruments in active markets.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Fair value measurements of nonfinancial assets and nonfinancial liabilities are primarily used in the impairment analysis of intangible assets and long-lived assets.

Cash and cash equivalents, restricted cash, accounts receivable, bank notes receivable, advances to suppliers, other current assets, accounts payable, deferred revenue, advances from customers and accrued expenses and other payables approximate fair value because of the short maturity of those instruments. Based on comparable open market transactions, the fair value of the bank loans, bank notes payable and other liabilities, including current maturities, approximated their carrying value as of September 30, 2020 and September 30, 2019, respectively. The Company’s estimates of the fair value of bank loans and notes payable and other liabilities (including current maturities) were classified as Level 2 in the fair value hierarchy.

Concentrations and Credit Risk

Concentrations and Credit Risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of September 30, 2020 and 2019, $10,847,959 and $3,623,348 of the Company’s cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. Cash and cash equivalent of $1,018,726 and nil were deposited at financial institutions in Hong Kong as of September 30, 2020 and 2019, which are insured by Hong Kong Deposit Board and subject to a certain limitation of HKD 500,000 (approximately $ 65,000).

Substantially all of the Company’s sales are made to customers that are located in China. The Company has a concentration of its revenues and receivables with specific customers. For the year ended September 30, 2020, three customer accounted for 18%,  11% and 10% of the Company’s total revenue, respectively and  two vendors accounted for 11% and 10% of the Company’s total purchase, respectively As of September 30, 2020, three major customers’ account receivable accounted for 35%,  16% and 14%  of the total account receivable, respectively.

For the year ended September 30, 2019, one customer accounted for 15% of the Company’s total revenue. and two vendors accounted for 13% and 10% of the Company’s total purchase, respectively. As of September 30, 2019, two major customers’ account receivable accounted for 46% and 30% of the total account receivable, respectively.

For the year ended September 30, 2018, two vendors accounted for 19% and 14% of the Company’s total purchase, respectively. As of September 30, 2019, two major customers’ account receivable accounted for 46% and 30% of the total account receivable and two customers’ account receivable accounted for 45% and 24% of the total outstanding accounts receivable balance as of September 30, 2018.

A loss of any of these customers or suppliers could adversely affect the operating results or cash flows of the Company.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016‑13, Measurement of Credit Losses on Financial Instruments (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016‑13”). ASU 2016‑13 requires companies to measure credit losses utilizing a methodology that reflects expected credit losses and requires a consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016‑13 is effective for fiscal years beginning after December 15, 2019, including those interim periods within those fiscal years. The Company is currently assessing the impact of adopting this standard, but based on a preliminary assessment, does not expect the adoption of this guidance to have a material impact on its condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018‑13, “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” to improve the effectiveness of disclosures in the notes to financial statements related to recurring or nonrecurring fair value measurements by removing amounts and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, policies for timing of transfers between different levels for fair value measurements, and the valuation processes for Level 3 fair value measurements. The new standard requires disclosure of the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company does not expect that the adoption of this ASU will have a material impact on its financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of income and cash flows.